SCHEDULE OF NUMBER OF SHARES OF COMMON STOCK OUTSTANDING (Details) - $ / shares			1 Months Ended
		Dec. 01, 2023	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2024
Business Combination [Line Items]
Company's employees		378,000
Total shares of Common Stock immediately after closing			1,121,738	7,435,756	1,843,852
Volato Group Inc [Member]
Business Combination [Line Items]
Exchange ratio		$ 0.0101508
Common Stock [Member]
Business Combination [Line Items]
Stock converted, reverse recapitalization	[1]	297,397,000
Total shares of Common Stock immediately after closing			1,121,738,000
Preferred Stock [Member]
Business Combination [Line Items]
Stock converted, reverse recapitalization		477,924,000
Proof Acquisition Corp I Public Shareholders [Member] | Proof Acquisition Corp I [Member]
Business Combination [Line Items]
Stock issued during period		70,696	70,696
Proof Acquisition Corp I Sponsors [Member] | Proof Acquisition Corp I [Member]
Business Combination [Line Items]
Stock issued during period		275,343	275,343

[1]	The number of Legacy Volato shares was determined from the shares of Legacy Volato shares outstanding immediately prior to the closing converted at the exchange ratio of approximately 1.01508.